Note 30 - Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Explanation of effect of share-based payments on entity's profit or loss [text block]
	Note		2020	2019	2018

Restricted Share Units and Performance Units	30.1	(a)	1,299	616	218
Caledonia Mining South Africa employee incentive scheme	30.1	(b)	114	73	97
			1,413	689	315
	Note		2020	2019	2018

Share option programmes	30.2	(a)	–	–	14
			–	–	14

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	December 31,		December 31,
	2020		2019
	RSUs	PUs	RSUs	PUs
Fair value (USD)	$15.88	$15.51	$8.46	$8.19
Share price (USD)	$15.88	$15.88	$8.46	$8.46
Performance multiplier percentage	–	93 - 100%	–	93 - 100%

Share units granted:
	RSUs	PUs	RSUs	PUs

Grant – January 11, 2016	–	–	60,645	242,579
Grant- March 23, 2016	–	–	10,965	43,871
Grant – June 8, 2016	–	–	5,117	20,470
Grant - January 19, 2017	4,443	17,774	4,443	17,774
Grant - January 11, 2019	–	95,740	–	95,740
Grant - March 23, 2019	–	28,287	–	28,287
Grant - June 8, 2019	–	14,672	–	14,672
Grant - January 11, 2020	17,585	114,668	–	–
Grant - March 31, 2020	–	1,971	–	–
Grant - June 1, 2020	–	1,740	–	–
Grant - September 9, 2020	–	1,611	–	–
Grant - September 14, 2020	–	20,686	–	–
Grant - October 5, 2020	–	514	–	–
RSU dividends reinvested	995	–	11,316	–
Settlements/ terminations	(5,052)	(17,774)	(87,434)	(306,920)
Total awards	17,971	279,889	5,052	156,473
Options Granted	10,000
Grant date	February 27, 2018
Risk-free interest rate	2.86%
Expected stock price volatility (based on historical volatility)	32%
Expected option life in years	3
Exercise price	CAD 9.30
Share price at grant date	CAD 9.30
Fair value at grant date	$1.40

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period [text block]
	2020	2019
	Awards
Grant – July 2017 (3-year term)	–	37,330
Grant – August 2018 (3-year term)	5,918	5,918
Grant - August 2019 (3-year term)	9,034	9,034
Awards paid out/ expired	(11,941)	(44,985)
Total awards outstanding	3,011	7,297

Estimated awards expected to vest	100%	100%

Disclosure of range of exercise prices of outstanding share options [text block]
Number of Options	Exercise Price	Expiry Date
	Canadian $
18,000	11.50	Oct 13, 2021
10,000	9.30	Aug 25, 2024
28,000

Disclosure of number and weighted average exercise prices of share options [text block]
	Number of Options	Weighted Avg. Exercise Price
		Canadian $
Options outstanding and excercisable at January 1, 2019	38,000	9.48
Granted	-	-
Exercised	-	-
Options outstanding and excercisable at December 31, 2019	38,000	9.48
Granted	-	-
Exercised	(5,000)	8.10
Expired	(5,000)	4.00
Options outstanding and excercisable at December 31, 2020	28,000	10.71